Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash Equivalents, Original Maturity Period, Maximum	3 months
Loans and Leases Receivable, Placed on Nonaccrual Status, Period Delinquent	90 days
Advertising Expense	$ 1,053,658	$ 796,213	$ 546,799